Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of Contracts	5	6	3
Recorded Investment (in Dollars)	$ 574	$ 256	$ 134
Commercial Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of Contracts	1
Recorded Investment (in Dollars)	190
Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of Contracts		1
Recorded Investment (in Dollars)		3,622
Residential Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of Contracts		2
Recorded Investment (in Dollars)		89
Consumer Installment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings that Subsequently Defaulted [Line Items]
Number of Contracts		1	2
Recorded Investment (in Dollars)		$ 5	$ 28